Accounting changes and new accounting guidance (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The table below presents the cumulative effect of the adoption of the new guidance on the consolidated balance sheet as of Dec. 31, 2017.

Impact on the consolidated balance sheet
	Dec. 31, 2017	Impact of adoption	Jan. 1, 2018
(in millions)
Assets
Other assets	$23,029	$(9)	$23,020

Liabilities
Accrued tax and other expenses	$6,225	$(18)	$6,207
Other liabilities	6,050	64	6,114

Equity
Retained earnings	$25,635	$(55)	$25,580